PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following:

	December 31,
	2013	2012
Computer hardware	$12,471	$9,147
Furniture and fixtures	19,821	19,821
Warehouse fixtures	7,564	7,564
Warehouse equipment	16,708	5,253

	56,564	41,785
Less: accumulated depreciation and amortization	(27,879)	(16,595)

	$28,685	$25,190